Schedule Of EPA/IDEQ Water Treatment Liability (Details)	3 Months Ended
Mar. 31, 2022 USD ($)
Environmental Remediation Obligations [Abstract]
EPA/IDEQ water treatment liability at December 31, 2021	$ 5,110,706
Payments during the quarter	(420,000)
Accruals during the quarter	495,000
EPA/IDEQ water treatment liability at March 31, 2022	$ 5,185,706